Investments (Details 4) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of subsidiaries [line items]
Profit (loss) before income tax and social contribution and for the result with discontinued operations	R$ 3,604,736	R$ 5,264,577	R$ (99,250)
Adjustments for reconciliation of profit
Depreciation, amortization and depletion	2,990,577	2,928,855	2,683,100
Results from equity investments	888	(39,956)	(30,078)
Interest and monetary and exchange variations, net	6,013,944	3,697,714	3,026,008
Gain from divestment in subsidiary	0	(276,816)	0
Leniency agreement	0	375,476	2,853,230
Reversal of provisions	23,725	(223,340)	0
PIS and COFINS credits - exclusion of ICMS from the calculation basis	(519,830)	0	0
Provision for losses and write-offs of long-lived assets	72,470	213,184	41,016
Adjustments for reconciliation of profit	12,186,510	11,939,694	8,474,026
Changes in operating working capital
Financial investments	98,349	(953,228)	(649,535)
Trade accounts receivable	130,113	(1,598,392)	1,007,875
Inventories	(1,537,290)	(1,351,028)	862,338
Taxes recoverable	1,022,242	469,293	1,058,104
Prepaid expenses	(105,163)	(30,521)	64,029
Other receivables	(242,691)	25,802	353,981
Trade payables	1,343,375	(1,642,649)	(4,254,575)
Taxes payable	(977,248)	(215,514)	(292,131)
Advances from customers	(199,958)	(13,512)	216,850
Leniency agreement	(330,006)	(1,343,803)	0
Other payables	716,769	250,137	596,695
Cash from operations	12,105,002	5,536,279	7,437,657
Interest paid	(1,916,801)	(2,154,053)	(1,826,942)
Income tax and social contribution paid	(937,831)	(920,606)	(1,152,847)
Net cash generated by operating activities	9,250,370	2,461,620	4,457,868
Proceeds from the sale of fixed assets	95,133	39,660	564
Proceeds from the sale of investments	81,000	450,000	0
Funds received in the investments' capital reduction	2,254	0	0
Dividends received	41,791	0	0
Additions to investments in subsidiaries	0	(608,181)	0
Acquisitions to property, plant and equipment and intangible assets	(2,706,328)	(2,273,197)	(2,586,511)
Other investments	(2,167)	24,977	34,061
Net cash used in investing activities	(2,488,317)	(2,406,401)	(2,552,450)
Short-term and Long-term debt
Acquired	4,301,626	8,492,341	4,107,626
Payments	(6,592,197)	(8,779,091)	(4,901,593)
Derivative transactions
Payments	0	(810,279)	0
Braskem Idesa borrowings
Acquired	0	187,959	503,921
Payments	(812,929)	(1,080,502)	(469,282)
Related parties
Acquired loans (payment of loans)	0	0	0
Dividends paid	(1,499,900)	(998,893)	(1,997,984)
Net cash used in financing activities	(4,603,400)	(2,988,465)	(2,757,312)
Exchange variation on cash of foreign subsidiaries	(386,109)	6,475	586,642
Increase (decrease) in cash and cash equivalents	1,772,544	(2,926,771)	(265,252)
Cash and cash equivalents at the beginning of the year	3,775,093	6,701,864	7,043,262
Cash and cash equivalents at the end of the year	5,547,637	3,775,093	6,701,864
Consolidated Braskem without the effect of Braskem Idesa consolidated
Disclosure of subsidiaries [line items]
Profit (loss) before income tax and social contribution and for the result with discontinued operations	3,481,677	4,913,929	641,537
Adjustments for reconciliation of profit
Depreciation, amortization and depletion	2,228,978	2,230,466	2,381,160
Results from equity investments	(76,821)	(191,949)	923,096
Interest and monetary and exchange variations, net	4,658,342	2,900,745	1,851,033
Gain from divestment in subsidiary	0	(276,816)	0
Leniency agreement	0	375,476	2,853,230
Reversal of provisions	23,725	(223,340)	0
PIS and COFINS credits - exclusion of ICMS from the calculation basis	(519,830)	0	0
Provision for losses and write-offs of long-lived assets	69,270	212,759	40,530
Adjustments for reconciliation of profit	9,865,341	9,941,270	8,690,586
Changes in operating working capital
Financial investments	98,349	(953,228)	(649,535)
Trade accounts receivable	158,378	(1,304,474)	1,083,117
Inventories	(1,337,618)	(1,387,696)	966,974
Taxes recoverable	1,068,637	415,923	976,770
Prepaid expenses	(67,051)	(21,732)	64,029
Other receivables	(6,299)	34,500	332,673
Trade payables	1,113,381	(1,444,468)	(4,052,705)
Taxes payable	(828,222)	(132,697)	(674,466)
Advances from customers	(218,623)	(3,089)	207,020
Leniency agreement	(330,006)	(1,343,803)
Other payables	299,010	124,050	430,714
Cash from operations	9,815,277	3,924,556	7,375,177
Interest paid	(1,328,420)	(1,648,971)	(1,611,718)
Income tax and social contribution paid	(937,557)	(919,236)	(1,152,847)
Net cash generated by operating activities	7,549,300	1,356,349	4,610,612
Proceeds from the sale of fixed assets	95,133	0	0
Proceeds from the sale of investments	81,000	450,000	0
Funds received in the investments' capital reduction	2,254	0	0
Dividends received	41,791	0	0
Additions to investments in subsidiaries	0	(608,181)	0
Acquisitions to property, plant and equipment and intangible assets	(2,635,906)	(2,185,567)	(1,844,510)
Other investments	(2,167)	24,977	34,061
Net cash used in investing activities	(2,417,895)	(2,318,771)	(1,810,449)
Short-term and Long-term debt
Acquired	4,301,626	8,492,341	4,107,626
Payments	(6,592,197)	(8,779,091)	(4,901,593)
Derivative transactions
Payments	0	(810,279)	0
Braskem Idesa borrowings
Acquired	0	0	0
Payments	0	0	0
Related parties
Acquired loans (payment of loans)	72,880	20,637	(882,158)
Dividends paid	(1,499,900)	(998,893)	(1,997,984)
Net cash used in financing activities	(3,717,591)	(2,075,285)	(3,674,109)
Exchange variation on cash of foreign subsidiaries	(309,941)	17,849	541,734
Increase (decrease) in cash and cash equivalents	1,103,873	(3,019,858)	(332,212)
Cash and cash equivalents at the beginning of the year	3,480,407	6,500,265	6,908,623
Cash and cash equivalents at the end of the year	4,584,280	3,480,407	6,500,265
Braskem Idesa consolidated
Disclosure of subsidiaries [line items]
Profit (loss) before income tax and social contribution and for the result with discontinued operations	162,500	453,141	(1,627,458)
Adjustments for reconciliation of profit
Depreciation, amortization and depletion	810,581	742,033	331,691
Results from equity investments	0	0	0
Interest and monetary and exchange variations, net	1,344,888	802,825	1,229,219
Gain from divestment in subsidiary	0	0	0
Leniency agreement	0	0	0
Reversal of provisions	0	0	0
PIS and COFINS credits - exclusion of ICMS from the calculation basis	0	0	0
Provision for losses and write-offs of long-lived assets	3,200	425	486
Adjustments for reconciliation of profit	2,321,169	1,998,424	(66,062)
Changes in operating working capital
Financial investments	0	0	0
Trade accounts receivable	(7,348)	(373,066)	(126,617)
Inventories	(199,672)	36,668	(104,636)
Taxes recoverable	(46,395)	53,370	81,334
Prepaid expenses	(38,112)	(8,789)
Other receivables	(236,392)	(8,698)	21,308
Trade payables	209,077	(119,033)	(150,495)
Taxes payable	(149,026)	(82,817)	382,335
Advances from customers	18,665	(10,423)	9,830
Other payables	417,759	126,087	165,981
Cash from operations	2,289,725	1,611,723	212,978
Interest paid	(588,381)	(505,082)	(215,224)
Income tax and social contribution paid	(274)	(1,370)	0
Net cash generated by operating activities	1,701,070	1,105,271	(2,246)
Proceeds from the sale of fixed assets	0	0	0
Proceeds from the sale of investments	0	0	0
Funds received in the investments' capital reduction	0	0	0
Dividends received	0	0	0
Additions to investments in subsidiaries	0	0	0
Acquisitions to property, plant and equipment and intangible assets	(70,422)	(87,630)	(892,499)
Other investments	0	0	0
Net cash used in investing activities	(70,422)	(87,630)	(892,499)
Short-term and Long-term debt
Acquired	0	0	0
Payments	0	0	0
Derivative transactions
Payments	0	0	0
Braskem Idesa borrowings
Acquired	0	187,959	503,921
Payments	(812,929)	(1,080,502)	(469,282)
Related parties
Acquired loans (payment of loans)	(72,880)	(20,637)	882,158
Dividends paid	0	0	0
Net cash used in financing activities	(885,809)	(913,180)	916,797
Exchange variation on cash of foreign subsidiaries	(76,168)	(11,374)	44,908
Increase (decrease) in cash and cash equivalents	668,671	93,087	66,960
Cash and cash equivalents at the beginning of the year	294,686	201,599	134,639
Cash and cash equivalents at the end of the year	963,357	294,686	201,599
Eliminations
Disclosure of subsidiaries [line items]
Profit (loss) before income tax and social contribution and for the result with discontinued operations	(39,441)	(102,493)	886,671
Adjustments for reconciliation of profit
Depreciation, amortization and depletion	(48,982)	(43,644)	(29,751)
Results from equity investments	77,709	151,993	(953,174)
Interest and monetary and exchange variations, net	10,714	(5,856)	(54,244)
Gain from divestment in subsidiary	0	0	0
Leniency agreement	0	0	0
Reversal of provisions	0	0	0
PIS and COFINS credits - exclusion of ICMS from the calculation basis	0	0	0
Provision for losses and write-offs of long-lived assets	0	0	0
Adjustments for reconciliation of profit	0	0	(150,498)
Changes in operating working capital
Financial investments	0	0	0
Trade accounts receivable	(20,917)	79,148	51,375
Inventories	0	0	0
Taxes recoverable	0	0	0
Prepaid expenses	0	0	0
Other receivables	0	0	0
Trade payables	20,917	(79,148)	(51,375)
Taxes payable	0	0	0
Advances from customers	0	0	0
Leniency agreement	0	0	0
Other payables	0	0	0
Cash from operations	0	0	(150,498)
Interest paid	0	0	0
Income tax and social contribution paid	0	0	0
Net cash generated by operating activities	0	0	(150,498)
Proceeds from the sale of fixed assets	0	0	0
Proceeds from the sale of investments	0	0	0
Funds received in the investments' capital reduction	0	0	0
Dividends received	0	0	0
Additions to investments in subsidiaries	0	0	0
Acquisitions to property, plant and equipment and intangible assets	0	0	150,498
Other investments	0	0	0
Net cash used in investing activities	0	0	150,498
Short-term and Long-term debt
Acquired	0	0	0
Payments	0	0	0
Derivative transactions
Payments	0	0	0
Braskem Idesa borrowings
Acquired	0	0	0
Payments	0	0	0
Related parties
Acquired loans (payment of loans)	0	0	0
Dividends paid	0	0	0
Net cash used in financing activities	0	0	0
Exchange variation on cash of foreign subsidiaries	0	0	0
Increase (decrease) in cash and cash equivalents	0	0	0
Cash and cash equivalents at the beginning of the year	0	0	0
Cash and cash equivalents at the end of the year	R$ 0	R$ 0	R$ 0